UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2008

1.810688.104

RGM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 72.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 19.0%
12/1/08 to 7/27/09	0.77 to 4.38% (b)	$ 1,039,734	$ 1,037,275
Federal Home Loan Bank - 39.8%
12/1/08 to 9/23/09	0.90 to 4.46 (b)	2,178,800	2,178,254
Freddie Mac - 13.6%
12/5/08 to 7/20/09	1.30 to 3.14 (b)	746,939	745,848
TOTAL FEDERAL AGENCIES			3,961,377
U.S. Treasury Obligations - 3.1%

U.S. Treasury Bills - 3.1%
4/30/09 to 10/22/09	1.01 to 1.62	169,000	167,719
Repurchase Agreements - 24.5%
	Maturity Amount (000s)
In a joint trading account at 0.31% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 1,154,187	1,154,158
With:
Barclays Capital, Inc. at 2.28%, dated 9/10/08 due 12/10/08 (Collateralized by U.S. Government Obligations valued at $79,973,182, 5.5% , 10/1/28 - 10/1/36)	78,450	78,000
Deutsche Bank Securities, Inc. at:
1.3%, dated 11/12/08 due 1/12/09 (Collateralized by U.S. Government Obligations valued at $57,719,575, 1.97% - 6%, 9/15/27 - 10/15/37)	56,123	56,000
1.35%, dated 11/20/08 due 1/20/09 (Collateralized by U.S. Government Obligations valued at $56,673,368, 1.97% - 5.5%, 4/15/31 - 12/15/34)	55,126	55,000
TOTAL REPURCHASE AGREEMENTS		1,343,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,472,254)		5,472,254
NET OTHER ASSETS - 0.0%		2,482
NET ASSETS - 100%		$ 5,474,736
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,154,158,000 due 12/01/08 at 0.31%
Banc of America Securities LLC	$ 118,350
Bank of America, NA	109,722
Barclays Capital, Inc.	355,048
Deutsche Bank Securities, Inc.	118,350
J.P. Morgan Securities, Inc.	88,762
RBC Capital Markets Corp.	8,876
Societe Generale, New York Branch	177,525
UBS Securities LLC	177,525
$ 1,154,158
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,472,254	$ -	$ 5,472,254	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,472,254,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2008

1.810718.104

RMM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 44.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08%	$ 52,000	$ 52,000
London Branch, Eurodollar, Foreign Banks - 10.5%
Australia & New Zealand Banking Group Ltd.
1/7/09	2.10	55,000	55,000
Barclays Bank PLC
12/29/08	3.20	160,000	160,000
Calyon SA
12/18/08	3.30	66,000	66,000
Credit Agricole SA
12/1/08 to 2/2/09	2.50 to 3.00	345,000	345,000
Credit Industriel et Commercial
12/5/08 to 1/26/09	2.60 to 3.20	465,000	465,000
HSBC Bank PLC
2/4/09 to 2/27/09	2.05 to 2.80	68,000	68,000
National Australia Bank Ltd.
1/20/09 to 2/27/09	2.25 to 4.60	349,000	349,000
UniCredit SpA
12/11/08 to 1/26/09	2.00 to 2.93	407,000	407,000
			1,915,000
New York Branch, Yankee Dollar, Foreign Banks - 34.0%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	19,000	19,000
Banco Bilbao Vizcaya Argentaria SA
12/1/08 to 12/3/08	2.80 to 3.54	282,000	282,000
Banco Santander SA
12/30/08 to 2/2/09	2.49 to 3.19	349,000	349,000
Bank of Montreal
12/8/08 to 12/23/08	1.95 to 2.51 (c)	204,000	204,000
Bank of Nova Scotia
12/5/08 to 1/30/09	3.05 to 5.05 (c)	369,000	369,000
Bank of Scotland PLC
1/6/09	2.37 (c)	325,000	325,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09	2.30	167,000	167,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC
12/5/08 to 12/11/08	2.25 to 2.86% (c)	$ 246,000	$ 246,000
BNP Paribas SA
12/15/08 to 4/20/09	2.30 to 4.35	789,000	789,000
Canadian Imperial Bank of Commerce
1/28/09 to 2/18/09	2.10 to 2.25	313,000	313,000
Deutsche Bank AG
1/5/09	4.42 (c)	315,000	315,000
Intesa Sanpaolo SpA
12/1/08 to 12/19/08	2.00 to 3.38 (c)	127,000	127,000
Natixis SA
12/3/08	3.10	178,000	178,000
Rabobank Nederland
1/15/09 to 4/20/09	2.63 to 4.50	509,000	509,000
Royal Bank of Canada
12/1/08 to 2/19/09	2.00 to 4.50 (c)	368,000	368,000
Royal Bank of Scotland PLC
12/12/08 to 12/28/08	1.98 to 3.18 (c)	396,000	396,000
San Paolo IMI SpA
4/21/09	3.15	65,000	65,000
Societe Generale
12/12/08 to 1/23/09	1.75 to 3.28	357,000	357,000
Svenska Handelsbanken AB
2/26/09	2.52 (c)	29,000	29,000
Toronto-Dominion Bank
2/17/09 to 5/14/09	2.25 to 3.04	766,000	766,000
			6,173,000
TOTAL CERTIFICATES OF DEPOSIT			8,140,000
Commercial Paper - 16.5%

Atlantic Asset Securitization Corp.
12/4/08 to 1/22/09	1.10 to 2.86	189,000	188,749
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/26/09	2.11 to 4.31	326,000	323,412
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
CVS Caremark Corp.
12/2/08 to 12/10/08	5.26 to 5.36%	$ 45,000	$ 44,968
Dakota Notes (Citibank Credit Card Issuance Trust)
12/1/08 to 2/2/09	1.30 to 2.76	252,000	251,459
DnB NOR Bank ASA
12/16/08 to 1/14/09	2.30 to 4.52	91,000	90,781
Dominion Resources, Inc.
12/1/08 to 12/8/08	5.05 to 5.26	36,000	35,981
Emerald Notes (BA Credit Card Trust)
12/8/08 to 1/12/09	2.00 to 2.51	122,000	121,834
Ingersoll-Rand Global Holding Co. Ltd.
12/1/08 to 12/10/08	5.26 to 5.51	38,000	37,978
Intesa Funding LLC
12/3/08 to 2/2/09	2.17 to 3.00	441,000	440,333
ITT Corp.
12/3/08 to 12/10/08	5.26 to 5.51	51,000	50,968
JPMorgan Chase & Co.
12/4/08	2.74	68,000	67,985
Kitty Hawk Funding Corp.
12/17/08 to 1/28/09	1.10 to 4.30	166,000	165,329
Nissan Motor Acceptance Corp.
12/1/08 to 12/8/08	5.26 to 5.51	39,000	38,992
Palisades Notes (Citibank Omni Master Trust)
12/3/08	1.65	38,000	37,997
Salisbury Receivables Co. LLC
1/9/09	1.50	36,000	35,941
Santander Finance, Inc.
1/22/09	2.31	174,000	173,422
Sheffield Receivables Corp.
12/2/08 to 1/26/09	1.40 to 2.91	158,000	157,708
Societe Generale North America, Inc.
12/17/08 to 2/27/09	1.51 to 2.30	356,000	354,904
Textron Financial Corp.
12/3/08 to 12/9/08	5.31 to 5.51	55,000	54,965
Textron, Inc.
12/5/08 to 12/10/08	5.51 to 5.76	26,000	25,971
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Thames Asset Global Securities No. 1, Inc.
12/8/08 to 1/26/09	1.25 to 4.55%	$ 231,173	$ 230,621
Transocean, Inc.
12/1/08 to 12/11/08	5.26	51,000	50,957
WellPoint, Inc.
12/8/08	5.26	5,000	4,995
Wisconsin Energy Corp.
12/3/08	5.01	6,000	5,998
TOTAL COMMERCIAL PAPER			2,992,248
Federal Agencies - 10.3%

Fannie Mae - 3.0%
7/23/09 to 9/25/09	2.03 to 3.37	562,000	551,417
Federal Home Loan Bank - 5.4%
12/28/08 to 5/1/09	1.35 to 4.46 (c)	977,000	971,130
Freddie Mac - 1.9%
12/18/08 to 1/27/09	1.39 to 3.54 (c)	344,000	343,995
TOTAL FEDERAL AGENCIES			1,866,542
U.S. Treasury Obligations - 2.5%

U.S. Treasury Bills - 2.5%
7/2/09 to 10/22/09	1.01 to 1.36	450,192	446,632
Bank Notes - 0.5%

Banque Federative du Credit Mutuel
2/27/09	2.38 (b)(c)	96,000	96,000
Master Notes - 0.4%

Asset Funding Co. III LLC
1/14/09	5.17 (c)(d)	66,000	66,000
Medium-Term Notes - 21.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Allstate Life Global Funding Trusts
12/22/08	3.45% (c)	$ 72,000	$ 72,000
AT&T, Inc.
1/2/09	4.50 (b)(c)	152,000	152,000
Australia & New Zealand Banking Group Ltd.
12/2/08	3.02 (b)(c)	315,000	315,000
Bank of America NA
1/3/09	4.35 (c)	165,000	165,000
Bank of Montreal
12/4/08	2.86 (b)(c)	50,000	50,000
BNP Paribas US Medium-Term Note Program LLC
2/13/09	2.45 (c)	100,000	100,000
BP Capital Markets PLC
12/11/08	2.92 (c)	65,000	65,000
Caja Madrid SA
1/20/09	4.65 (b)(c)	49,000	49,000
Commonwealth Bank of Australia
1/3/09	4.35 (b)(c)	135,000	135,000
Compagnie Financiere du Credit Mutuel
12/9/08	3.02 (b)(c)	54,000	54,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	325,000	325,000
Deutsche Bank AG
12/3/08	2.90 (c)	110,000	110,000
General Electric Capital Corp.
12/8/08	2.02 (c)	191,000	191,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	33,000	33,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	24,000	24,000
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	159,000	159,000
MetLife Insurance Co. of Connecticut
12/29/08 to 2/18/09	2.40 to 4.02 (c)(d)	55,000	55,000
Metropolitan Life Global Funding I
12/8/08	2.23 (b)(c)	55,652	55,652
Morgan Stanley
12/3/08	2.66 (c)	35,000	35,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
National Australia Bank Ltd.
12/8/08	3.03% (b)(c)	$ 85,000	$ 85,000
New York Life Insurance Co.
12/29/08 to 2/27/09	2.35 to 3.93 (c)(d)	175,000	175,000
Nordea Bank AB
1/26/09	3.89 (c)	325,000	325,000
Pacific Life Global Funding
12/3/08 to 12/15/08	1.55 to 2.65 (b)(c)	25,000	25,000
PNC Bank NA, Pittsburgh
12/3/08	3.27 (c)	32,000	32,000
Procter & Gamble Co.
12/9/08	2.84 (c)	37,000	37,000
Royal Bank of Canada
12/15/08 to 2/13/09	1.82 to 2.45 (b)(c)	170,000	170,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	23,000	23,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	121,000	121,000
Transamerica Occidental Life Insurance Co.
1/2/09	3.47 to 4.13 (c)(d)	70,000	70,000
Verizon Communications, Inc.
12/15/08	2.90% (c)	105,000	105,000
Wells Fargo & Co.
12/15/08	1.57 (b)(c)	147,500	147,500
5/1/09	3.55 (c)	160,000	160,034
WestLB AG
12/9/08	1.84 (b)(c)	67,000	67,000
Westpac Banking Corp.
12/11/08	2.88 (c)	30,000	30,000
12/4/08	3.03 (b)(c)	147,000	146,989
TOTAL MEDIUM-TERM NOTES			3,864,175
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
1/2/09 to 2/3/09	3.64 to 4.17 (c)(d)	65,000	65,000
Repurchase Agreements - 3.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.27% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 41,294	$ 41,293
0.31% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	264	264
With:
Banc of America Securities LLC at 1%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $82,506,897)	75,006	75,000
Barclays Capital, Inc. at:
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $38,515,121)	35,144	35,000
2.5%, dated 11/10/08 due 1/8/09 (Collateralized by Equity Securities valued at $186,171,140)	169,692	169,000
Credit Suisse Securities (USA) LLC at 1%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $264,004,694)	240,020	240,000
Deutsche Bank Securities, Inc. at 2%, dated 11/5/08 due 12/5/08 (Collateralized by Equity Securities valued at $74,908,045)	68,113	68,000
ING Financial Markets LLC at 2%, dated 11/10/08 due 12/10/08 (Collateralized by Corporate Obligations valued at $12,614,199, 6% - 7.13%, 10/15/09 - 8/1/13)	12,020	12,000
TOTAL REPURCHASE AGREEMENTS		640,557
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $18,177,154)		18,177,154
NET OTHER ASSETS - (0.1)%		(24,894)
NET ASSETS - 100%		$ 18,152,260
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,177,141,000 or 12.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 66,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 33,000
MetLife Insurance Company of Connecticut: 2.4%, 2/16/09	5/14/08	$ 10,000
2.49%, 2/18/09	8/6/08	$ 10,000
4.02%, 12/29/08	3/25/08	$ 35,000
Metropolitan Life Insurance Co.: 3.64%, 2/3/09	2/24/03	$ 20,000
4.17%, 1/2/09	3/26/02	$ 45,000
New York Life Insurance Co.: 2.35%, 2/27/09	5/12/08	$ 50,000
3.93%, 12/29/08	3/28/08	$ 125,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 23,000
Security	Acquisition Date	Cost (000s)
Transamerica Occidental Life Insurance Co.: 3.47%, 1/2/09	4/29/08	$ 60,000
4.13%, 1/2/09	3/27/08	$ 10,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$41,293,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 20,171
Bank of America, NA	20,050
Barclays Capital, Inc.	1,072
$ 41,293
$264,000 due 12/01/08 at 0.31%
Banc of America Securities LLC	$ 27
Bank of America, NA	25
Barclays Capital, Inc.	81
Deutsche Bank Securities, Inc.	27
J.P. Morgan Securities, Inc.	20
RBC Capital Markets Corp.	2
Societe Generale, New York Branch	41
UBS Securities LLC	41
$ 264

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,177,154	$ -	$ 18,177,154	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $18,177,154,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2009